Fees Summary	Feb. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,050,000
Previously Paid Amount	0.00
Total Fee Amount	2,457.26
Total Offset Amount	0.00
Net Fee	2,457.26
Narrative - Max Aggregate Offering Price	$ 16,050,000
Final Prospectus	true